Capital Structure, Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands								6 Months Ended
	May 19, 2021	May 14, 2021	May 12, 2021	May 06, 2021	Mar. 24, 2021	Feb. 19, 2021	Jan. 08, 2021	Jun. 30, 2021	Jun. 30, 2020	Apr. 26, 2021	Dec. 31, 2020
Warrants [Abstract]
Number of units issued (in shares)				4,285,714
Number of securities called by each warrant (in shares)										1	1
Warrant exercise price (in dollars per share)										$ 0.70
Share price (in dollars per share)						$ 1.70				$ 0.70
Repayment of subordinated long-term debt by issuance of shares								$ (3,000)	$ 0
Issuance of common stock (in shares)	7,986,913				955,730	44,150,000
Shares issued (in shares)	7,986,913				955,730	44,150,000
Shares to be issued upon exercise of remaining warrants (in shares)								13,878,640
Pre-Funded Warrant [Member]
Warrants [Abstract]
Number of securities included in each unit (in shares)										1
Warrant exercise price (in dollars per share)											$ 0.0001
Warrant [Member]
Warrants [Abstract]
Number of securities included in each unit (in shares)										1
Pre-Funded Warrants [Member]
Warrants [Abstract]
Warrants to be issued (in shares)											955,730
Class A Warrant [Member]
Warrants [Abstract]
Shares to be issued upon exercise of remaining warrants (in shares)								47,916
Class B Warrant [Member]
Warrants [Abstract]
Shares to be issued upon exercise of remaining warrants (in shares)								415,845
Class D Warrant [Member]
Warrants [Abstract]
Shares to be issued upon exercise of remaining warrants (in shares)								273,046
Class E Warrant [Member]
Warrants [Abstract]
Issuance of common stock (in shares)								32,163,715
Proceeds from exercise of warrants								$ 22,515
Shares issued (in shares)								32,163,715
Shares to be issued upon exercise of remaining warrants (in shares)								8,732,713
Jelco Warrants [Member]
Warrants [Abstract]
Warrants to be issued (in shares)											7,986,913
Warrant exercise price (in dollars per share)			$ 0.70								$ 0.70
Warrants issued (in shares)				4,285,714			7,986,913
Warrants exercised (in shares)			7,986,913
Number of securities called by warrants (in shares)			7,986,913
Proceeds from exercise of warrants		$ 5,591
Shares to be issued upon exercise of remaining warrants (in shares)								4,285,714
Representative Warrants [Member]
Warrants [Abstract]
Shares to be issued upon exercise of remaining warrants (in shares)								123,406
Common Stock [Member]
Warrants [Abstract]
Number of securities included in each unit (in shares)										1
Second Jelco Loan [Member]
Warrants [Abstract]
Repayment of subordinated long-term debt by issuance of shares				$ 3,000